Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Revenue
Revenue, net of discounts	$ 4,033	$ 6,851		$ 29,985
Gross profit	4,033	6,851		29,985
Operating expenses
Compensation expense	111,661	107,494	382,476	253,844
Selling, general and administrative expenses	476,828	396,183	906,815	2,186,571
Total operating expenses	588,489	503,677	1,289,291	2,440,415
Operating loss	(584,456)	(496,826)	(1,289,291)	(2,410,430)
Other income (expenses)
Gain (loss) on sale of equipment	(27,540)	2,600		(56,751)
Miscellaneous income			88,876	215,206
PPP loan forgiveness			812,325
Interest expense, net	(785,896)	(711,116)	(3,348,103)	(5,919,257)
Total other income (expenses), net	(813,436)	(708,516)	(2,446,902)	(5,760,802)
Loss from continuing operations before income taxes	(1,397,892)	(1,205,342)	(3,736,193)	(8,171,232)
Income taxes expense (benefit)			(111,950)
Net loss	(1,397,892)	(1,205,342)	(3,848,143)	(8,171,232)
Preferred stock dividends		(23,208)	(93,345)	(90,732)
Net loss attributable to common shareholders	$ (1,397,892)	$ (1,228,550)	$ (3,941,488)	$ (8,261,964)
Basic and diluted loss per common share
Earnings Per Share, Diluted	$ (0.04)	$ (0.04)	$ (0.12)	$ (0.25)
Weighted Average Number of Shares Outstanding, Diluted	32,958,288	32,958,288	32,958,288	32,958,288